As filed with the Securities and Exchange Commission on April 28, 2005
Securities Act File No. 333-
Investment Company Act File No. 811-21713

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-2

☑ Registration Statement under the Securities Act of 1933
☐ Pre-Effective Amendment No.
☐ Post-Effective Amendment No.
and/or
☑ Registration Statement under the Investment Company Act of 1940
☑ Amendment No. 3

Madison Strategic Sector Premium Fund
(Exact Name of Registrant as Specified in Charter)

550 Science Drive
Madison, Wisconsin 53711
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code:
(608) 274-0300
Frank Burgess
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711
(Name and Address of Agent for Service)
Copies to:

Thomas A. Hale Skadden, Arps, Slate, Meagher & Flom LLP 333 W. Wacker Drive Chicago, Illinois 60606	Cynthia G. Cobden Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, New York 10017
      Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
      If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box.     ☐
      It is proposed that this filing will become effective (check appropriate box):

☐	When declared effective pursuant to section 8(c).
      If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☑	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-122663.
CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

		Proposed Maximum	Proposed Maximum
Title of Being	Amount Being	Offering Price	Aggregate	Amount of
Registered Securities	Registered	Per Share	Offering Price(1)	Registration Fee

Common Shares, $.01 par value	1,100,000 Shares(2)	$20.00	$22,000,000	$2,589.40

(1) Estimated solely for the purpose of calculating the registration fee.
(2) Includes shares that may be offered to the underwriters pursuant to an over-allotment option.

EXPLANATORY NOTE

     This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (File Nos. 333-122663 and 811-21713) and all amendments thereto filed by Madison Strategic Sector Premium Fund (the “Registrant”) with the Securities and Exchange Commission, declared effective on April 26, 2005, are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 25. Financial Statements And Exhibits

(1)	Financial Statements

Part A

Report of Independent Registered Public Accounting Firm (2)

Part B

Statement of Assets and Liabilities (2)

Statement of Operations (2)

(2)	Exhibits

(a)		First Amended and Restated Agreement and Declaration of Trust of Registrant (2)
(b)		First Amended and Restated By-Laws of Registrant (2)
(c)		Not applicable
(d)		Specimen Share Certificate (2)
(e)		Dividend Reinvestment Plan of Registrant (2)
(f)		Not applicable
(g)		Form of Advisory Agreement between Registrant and Madison Asset Management, LLC (2)
(h)	(i)	Form of Underwriting Agreement (2)
	(ii)	Form of Structuring Fee Agreement (2)
	(iii)	Form of Selected Dealer Agreement (2)
	(iv)	Form of Agreement Among Underwriters (2)
(i)		Not applicable
(j)		Form of Custody Agreement (2)
(k)	(i)	Form of Stock Transfer Agency Agreement (2)
	(ii)	Form of Services Agreement (2)
(l)		Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP with respect to legality (*)
(m)		Not applicable
(n)		Consent of Independent Registered Public Accounting Firm (*)
(o)		Not applicable
(p)	(i)	Initial Subscription Agreement between Registrant and Madison Investment Advisors, Inc. (2)
	(ii)	Initial Subscription Agreement between Registrant and Frank E. Burgess (2)
(q)		Not applicable
(r)		Code of Ethics of Registrant and the Adviser (2)
(s)		Power of Attorney (1)

(*)	Filed herewith

(1)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-122663 and 811-21713), filed March 25, 2005.

(2)	Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-122663 and 811-21713), filed April 25, 2005.

Item 26. Marketing Arrangements

Reference is made to Exhibit (h) to this Registration Statement.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Organization Costs
Legal Fees	$10,000

Total	$10,000

Offering Costs
NYSE Listing Fee	$20,000
SEC Registration Fee	$12,947
Printing Costs	$60,000
Underwriting Reimbursement	$25,000
Legal Fees	$240,000
NASD Fees	$10,500
Stock Certificates	$2,500
Miscellaneous	$29,053

Total	$400,000

Total	$410,000

Item 28. Persons Controlled by or Under Common Control with Registrant

None

Item 29. Number of Holders of Securities

Title of Class	Number of Record Shareholders as of April 22, 2005
Common shares of beneficial interest, par value $0.01 per share	2

Item 30. Indemnification

Article V of the Registrant’s Agreement and Declaration of Trust provides as follows:

5.1 No Personal Liability of Shareholders, Trustees, etc.

No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

5.2 Mandatory Indemnification

(a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither “interested persons” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(d) The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are “disinterested persons” (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be lawfully entitled.

(e) Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

5.3 No Bond Required of Trustees

No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

5.4 No Duty of Investigation; Notice in Trust Instruments, etc.

No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

5.5 Reliance on Experts, etc.

Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust’s officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

Item 31. Business and Other Connections of the Adviser

The Adviser, a limited liability company organized under the laws of Wisconsin, acts as Adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-62992).

SIGNATURES

      As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registrant’s Registration Statement has been signed on behalf of the Registrant, in the City of Madison, State of Wisconsin, on the 28th day of April, 2005.

By:	/s/ Katherine L. Frank
Katherine L. Frank
President

      As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities set forth below on the 28th day of April, 2005.

Chief Executive Officer:

/s/ Katherine L. Frank	President

Katherine L. Frank

Chief Financial Officer:

/s/ Greg Hoppe	Chief Financial Officer

Greg Hoppe

Trustees:

/s/ Philip E. Blake*	Trustee

Philip E. Blake

/s/ Frank E. Burgess*	Trustee and Vice President

Frank E. Burgess

/s/ James R. Imhoff, Jr.*	Trustee

James R. Imhoff, Jr.

/s/ Lorence D. Wheeler*	Trustee

Lorence D. Wheeler

*	Signed by Thomas A. Hale pursuant to a power of attorney filed herewith.

/s/ Thomas A. Hale

Thomas A. Hale
Attorney-in-Fact

Exhibit Index

(l)	Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP
(n)	Consent of Independent Registered Public Accounting Firm